Land Use Rights (Details 1)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 21,043
2021	21,043
2022	21,043
2023	21,043
2024	21,043
Thereafter	868,009
Total	$ 973,224